INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Deferred Tax Assets Valuation Allowance Rate	100.00%
Tax Credit Carryforward, Deferred Tax Asset	$ 19,609,000
Non-Capital Losses	13,396,000
Income Tax Expense (Benefit), Total	31,373	14,189	22,119
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 2,092,000